Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					2/18/2014
2	Payment Date					2/20/2014
3	Collection Period				12/29/2013	2/1/2014	35
4	Monthly Interest Period- Actual				1/21/2014	2/19/2014	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	405,355,755.41	—	46,751,391.98	358,604,363.43	0.7778837
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$499,355,755.41	$—	$46,751,391.98	$452,604,363.43

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$746,405,925.86			$699,654,533.88

13	NPV Lease Payments Receivable	613,692,648.78	172,397,178.80			152,558,164.72
14	NPV Base Residual	861,233,741.95	574,008,747.06			547,096,369.16

		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.33206%	N/A	—	—	—	—
16	Class A-2 Notes	0.66000%	N/A	—	—	—	—
17	Class A-3 Notes	0.87000%	N/A	293,882.92	0.6374901	47,045,274.90	102.0504879
18	Class A-4 Notes	1.06000%	N/A	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities			376,916.26		47,128,308.24

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						17,225,914.84
20	Pull Ahead Waived Payments						—
21	Sales Proceeds - Early Terminations						18,952,489.46
22	Sales Proceeds via Customer - Scheduled Terminations						1,290,722.18
23	Sales Proceeds via Auction - Scheduled Terminations						3,645,413.36
24	Sales Proceeds via Dealer - Scheduled Terminations						11,373,630.47
25	Security Deposits for Terminated Accounts						13,425.01
26	Excess Wear and Tear Received						110,220.53
27	Excess Mileage Charges Received						131,844.35
28	Other Recoveries Received						128,044.43

29	Subtotal: Total Collections						52,871,704.63

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						1,432.84

33	Total Available Funds, prior to Servicer Advances						52,873,137.47

34	Servicer Advance						—

35	Total Available Funds						52,873,137.47

36	Reserve Account Draw						—

37	Available for Distribution						52,873,137.47

D.	DISTRIBUTIONS

38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						622,004.94
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						376,916.26
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					51,869,216.28
51	Regular Principal Distribution Amount					46,751,391.98
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						46,751,391.98
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						5,117,824.30

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		499,355,755.41
57	Less: Aggregate Securitization Value (End of Collection Period)		(699,654,533.88)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		499,355,755.41
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(452,604,363.43)

63	Regular Principal Distribution Amount		46,751,391.98

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		699,654,533.88
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

67	Targeted Note Balance		452,604,363.43

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		52,873,137.47
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		622,004.94
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		376,916.26
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		51,869,216.28
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		51,869,216.28

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,631.95
87	Initial Reserve Account Balance		7,374,631.95

88	Beginning Reserve Account Balance		7,374,631.95
89	Plus: Net Investment Income for the Collection Period		187.86

90	Subtotal: Reserve Fund Available for Distribution		7,374,819.81
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,374,819.81
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		187.86

95	Equals: Ending Reserve Account Balance		7,374,631.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	80	1,253,137.94
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	285	4,096,778.81
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	704	11,025,059.61
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(1,290,722.18)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(3,645,688.36)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(11,375,080.47)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(39,865.88)
105	Less: Excess Wear and Tear Received		(110,220.53)
106	Less: Excess Mileage Received		(131,844.35)

107	Current Period Net Residual Losses/(Gains)	1,069	(218,445.41)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	8,880	(6,350,863.41)
110	Current Period Net Residual Losses (Item 101)	1,069	(218,445.41)

111	Ending Cumulative Net Residual Losses	9,949	(6,569,308.82)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		–0.45%

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 3

G.	POOL STATISTICS

				Initial	Current
113	Collateral Pool Balance Data
114	Aggregate Securitization Value			1,474,926,391	699,654,534
115	Aggregate Base Residual Value			1,006,540,717	585,030,251
116	Number of Current Contracts			64,099	36,863
117	Weighted Average Lease Rate			2.96%	2.89%
118	Average Remaining Term			27.5	11.8
119	Average Original Term			38.3	38.5
120	Proportion of Base Prepayment Assumption Realized				124.28%
121	Actual Monthly Prepayment Speed				1.39%
122	Turn-in Ratio on Scheduled Terminations				92.52%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		38,833	817,135,300	746,405,926
124	Depreciation/Payments			(12,865,048)	(12,650,234)
125	Gross Credit Losses		(12)	(269,942)	(268,685)
126	Early Terminations - Regular		(889)	(18,851,327)	(17,457,496)
127	Early Terminations - Lease Pull Aheads		—	—	—
128	Scheduled Terminations - Purchased by Customer	1,290,722	(80)	(1,308,712)	(1,253,138)
129	Scheduled Terminations - Sold at Auction	3,645,688	(285)	(4,272,279)	(4,096,779)
130	Scheduled Terminations - Purchased by Dealer	11,375,080	(704)	(11,555,216)	(11,025,060)

131	Pool Balance - End of Period		36,863	768,012,777	699,654,534

			Units	Securitization Value	Percentage
132	Delinquencies Aging Profile - End of Period
133	Current		36,542	693,597,586	99.13%
134	31 - 90 Days Delinquent		276	5,207,111	0.74%
135	91+ Days Delinquent		45	849,836	0.12%

136	Total		36,863	699,654,534	100.00%

				Units	Amounts
137	Credit Losses:
138	Aggregate Securitization Value on charged-off units			12	268,685
139	Aggregate Liquidation Proceeds on charged-off units				(218,278)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				(28,259)

143	Current Period Aggregate Net Credit Losses/(Gains)			12	22,148

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			285	2,114,320
146	Current Period Net Credit Losses (Item 136)			12	22,148

147	Ending Cumulative Net Credit Losses			297	2,136,469

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.14%

					Units
149	Aging of Scheduled Maturies Not Sold
150	0 - 60 Days since Contract Maturity				347
151	61 - 120 Days since Contract Maturity				23
152	121+ Days since Contract Maturity				5

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
3/20/2014	16,037,434
4/20/2014	20,731,857
5/20/2014	19,483,407
6/20/2014	18,059,459
7/20/2014	18,177,229
8/20/2014	32,189,062
9/20/2014	43,799,219
10/20/2014	54,333,651
11/20/2014	53,162,983
12/20/2014	43,661,824
1/20/2015	47,651,097
2/20/2015	53,114,271
3/20/2015	45,544,691
4/20/2015	44,173,234
5/20/2015	52,024,748
6/20/2015	44,026,460
7/20/2015	9,214,887
8/20/2015	11,110,323
9/20/2015	9,287,722
10/20/2015	9,977,948
11/20/2015	14,254,221
12/20/2015	11,821,887
1/20/2016	4,415,323
2/20/2016	4,635,908
3/20/2016	3,848,156
4/20/2016	4,778,695
5/20/2016	5,728,363
6/20/2016	4,323,900
7/20/2016	79,577
8/20/2016	3,795
9/20/2016	2,380
10/20/2016	824
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—

Total:	699,654,533.88

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month